Cover	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Entity File Number	000-54953
Entity Registrant Name	Newpoint Financial Corp.
Entity Central Index Key	0001445831
Entity Tax Identification Number	47-2653358
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	433 North Camden Drive
Entity Address, Address Line Two	Suite 725
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	877
Local Phone Number	351-3223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false